Segment reporting - Metals and Minerals segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment reporting
Royalty and streaming interests	$ 14,081,250	$ 19,808,542
Operating expenses	6,708,107	1,208,979
Gross profit	0	0
Metals and Minerals
Segment reporting
Royalty and streaming interests	14,081,250	14,081,250
Revenues	0	0
Operating expenses	0	0
Gross profit	0	0
Pacific Ocean
Segment reporting
Royalty and streaming interests	$ 14,081,250	$ 14,081,250